NATURE OF BUSINESS - Related Parties - Narrative (Details) - Other related parties [member] - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, by dividend	$ 4.0
Withholding tax, percentage	5.00%
Due payable to related party converted in to share transactions	1,133
Amounts payable, related party transactions	$ 140.4
Revenue from rendering of services, related party transactions		$ 8.8